Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 15,628	$ 12,110	$ 14,122
Adjustments to reconcile net income to net cash provided by operating activities:
Equity (earnings) loss of joint ventures	(4,532)	(666)	2,235
Depreciation and amortization	14,585	11,418	10,121
Foreign currency transaction gain	(549)	(1,128)	(2,559)
Unrealized loss (gain) on peso forward contracts	1,160	(2,010)	889
(Gain) loss on disposition of property, plant and equipment	(28)	213	(17)
Deferred income taxes	1,029	1,851	3,027
Stock based compensation expense	1,130	1,508	1,625
Change in operating assets and liabilities:
Receivables	(9,571)	(1,707)	(5,129)
Inventories	(11,178)	3,207	(3,897)
Other assets	(4,457)	(6,499)	(9,481)
Accounts payable and accrued liabilities	3,749	5,168	(3,003)
Other, net	(26)	(323)	285
Net cash provided by operating activities	6,940	23,142	8,218
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(125)	(400)	(1,720)
Loan to joint ventures		(2,230)	(225)
Repayments from loan to joint ventures	300	100	100
Additions to property, plant and equipment	(24,134)	(37,010)	(23,496)
Proceeds received on sale of property, plant and equipment	41	2	76
Net cash used in investing activities	(23,918)	(39,538)	(25,265)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facilities	24,000	36,000	26,500
Repayments under credit facilities	(3,000)	(26,000)	(16,500)
Exercise of stock options and employee stock purchases	242	241	473
Excess tax benefits from stock-based compensation		21	170
Contribution from non-controlling interest of subsidiaries		2,940
Dividends paid to non-controlling interests of subsidiaries	(2,817)	(1,964)	(1,568)
Dividends paid	(2,034)	(2,012)	(1,865)
Net cash provided by financing activities	16,391	9,226	7,210
FOREIGN CURRENCY IMPACT ON CASH	316	54	(381)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(271)	(7,116)	(10,218)
CASH AND CASH EQUIVALENTS
Beginning of year	8,361	15,477	25,695
End of year	8,090	8,361	15,477
Cash Paid During the Period For:
Income taxes	2,503	318	4,699
Interest	1,078	350	157
Non-Cash Investing Activities:
Change in capital expenditures in accounts payable	$ (1,702)	$ (99)	2,625
Guarantee of joint venture revolving credit facility			$ 505